Consolidated Statements of Assets and Liabilities (Unaudited) - USD ($)		Mar. 31, 2023		Dec. 31, 2022
Investment securities:
Unaffiliated investments at acquisition cost		$ 1,954,831	[1],[2]	$ 1,772,422
Affiliated investments at acquisition cost		662,235		662,235
Controlled investments at acquisition cost		132,091,932		140,355,353
Total acquisition cost		134,708,998		142,790,010
Unaffiliated investments at market value		954,831	[1],[2]	772,422
Affiliated investments at market value		202,672		337,500
Controlled investments at market value		34,204,332		39,012,002
Total Market value* (Note 6)	[1],[2]	35,361,835		40,121,924
Foreign currency at value (cost $3,235 and $3,235)		3,342		3,404
Receivable from dividends and interest		182,777		14,463
Other assets		72,629		64,066
Total Assets		35,620,583		40,203,857
LIABILITIES
Due to Custodian		10,000		0
Payable to affiliates (Note 4)		9,410,294		9,188,187
Trustees’ fees payable		50,000		50,000
Consulting fee payable		66,000		46,000
Accrued expenses and other payables		216,922		310,079
Total Liabilities		9,753,216		9,594,266
NET ASSETS		25,867,367		30,609,591
Net Assets consist of:
Common Stock, par value $0.001 per share 100,000,000 shares authorized		6,893		6,893
Paid-in-capital		176,770,722		176,770,722
Total distributable earnings (loss)		(150,910,248)		(146,168,024)
Shares of Common Stock outstanding		$ 7,016,432		$ 7,016,432
Shares of Treasury Stock outstanding		(123,376)		(123,376)
Total Shares of Common Stock outstanding		6,893,056		6,893,056
Net asset value per share (Note 2)		$ 3.75		$ 4.44

[1]	Includes Fidelity Investment Money Market Treasury Portfolio - Class I, which invests primarily in U.S. Treasury securities. The yields as of 03/31/23 and 12/31/22 were 4.70% and 4.13%, respectively. Please see https://fundresearch.fidelity.com/mutual-funds/summary/316175504 for additional information.
[2]	Includes warrants whose primary risk exposure is equity contracts.